Segment and geographic information - Net Interest Revenue (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Segment reporting information [Line items]
Non-interest revenue	¥ 325,252	¥ 356,035	¥ 708,033	¥ 698,484
Net interest revenue	26,102	33,287	67,478	66,417
Net revenue	351,354	389,322	775,511	764,901
Non-interest expenses	283,457	366,262	601,559	715,850
Income (loss) before income taxes	67,897	23,060	173,952	49,051
Retail [Member]
Segment reporting information [Line items]
Non-interest revenue	118,322	80,192	283,200	161,906
Net interest revenue	1,408	594	2,872	1,591
Net revenue	119,730	80,786	286,072	163,497
Non-interest expenses	79,774	69,824	165,011	140,347
Income (loss) before income taxes	39,956	10,962	121,061	23,150
Asset Management [Member]
Segment reporting information [Line items]
Non-interest revenue	18,485	15,446	37,238	30,677
Net interest revenue	141	(7)	1,562	1,180
Net revenue	18,626	15,439	38,800	31,857
Non-interest expenses	12,454	10,879	25,937	21,927
Income (loss) before income taxes	6,172	4,560	12,863	9,930
Wholesale [Member]
Segment reporting information [Line items]
Non-interest revenue	162,104	103,974	313,739	190,228
Net interest revenue	21,245	33,120	64,219	68,749
Net revenue	183,349	137,094	377,958	258,977
Non-interest expenses	158,063	136,901	327,435	267,335
Income (loss) before income taxes	25,286	193	50,523	(8,358)
Other (Incl. elimination) [Member]
Segment reporting information [Line items]
Non-interest revenue	26,341	156,423	73,856	315,673
Net interest revenue	3,308	(420)	(1,175)	(5,103)
Net revenue	29,649	156,003	72,681	310,570
Non-interest expenses	33,166	148,658	83,176	286,241
Income (loss) before income taxes	¥ (3,517)	¥ 7,345	¥ (10,495)	¥ 24,329